Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets:
Cash and cash equivalents	$ 1,446,364	$ 50,038
Accounts receivable, net	487,240	457,910
Inventories, net	600,591	521,624
Other current assets	96,965	56,813
Total Current Assets	2,631,160	1,086,385
Property, plant and equipment, net	3,592,813	3,423,395
Goodwill	2,160,290	2,159,337
Operating permits, net	439,116	442,202
Other intangibles, net	67,233	69,110
Other noncurrent assets	101,899	120,476
Total Assets	8,992,511	7,300,905
Current Liabilities:
Accounts payable	183,638	178,598
Accrued salaries, benefits and payroll taxes	44,255	47,428
Pension and postretirement benefits	13,652	9,293
Accrued insurance and other taxes	64,958	60,093
Current maturities of long-term debt	299,909	180,036
Other current liabilities	87,804	71,140
Total Current Liabilities	694,216	546,588
Long-term debt	2,727,294	1,506,153
Pension, postretirement and postemployment benefits	244,043	248,086
Deferred income taxes, net	410,723	663,019
Other noncurrent liabilities	233,758	194,469
Total Liabilities	4,310,034	3,158,315
Equity:
Common stock ($0.01 par value; 100,000,000 shares authorized; 62,873,000 and 63,176,000 shares outstanding at December 31, 2017 and 2016, respectively)	628	630
Preferred stock ($0.01 par value; 10,000,000 shares authorized; no shares outstanding)
Additional paid-in capital	3,368,007	3,334,461
Accumulated other comprehensive loss	(129,104)	(130,687)
Retained earnings	1,440,069	935,574
Total Shareholders’ Equity	4,679,600	4,139,978
Noncontrolling interests	2,877	2,612
Total Equity	4,682,477	4,142,590
Total Liabilities and Equity	$ 8,992,511	$ 7,300,905